Other Balance Sheets Components - Accrued and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued and other liabilities:
Payroll and welfare	$ 174,618	$ 164,368
Marketing expenses	63,747	53,194
Sales rebates	222,209	256,220
Professional fees	6,574	5,149
VAT and other tax payable	56,719	62,104
Amounts due to users	52,139	49,459
Unpaid consideration for investment	400	898
Proceeds received in advance from disposal of investment	957	1,096
Interest payable for convertible senior notes, unsecured senior notes and long-term loans	13,495	14,123
Others	43,589	33,596
Total accrued and other liabilities	$ 634,447	$ 640,207